Income Tax	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax

14. Income tax

Income tax expense is as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Current income tax:
Current Taxes	57,400	35,093	28,604
Prior Years Taxes	215	(6,544)	918
Deferred tax:
Deferred Taxes	(12,990)	2,855	(11,840)
Income tax expense reported in the statement of profit or loss	44,625	31,404	17,682

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	(236)	26	15
Change in the fair value of hedging instruments	(2,043)	(653)	173
Deferred tax charged to OCI	(2,279)	(627)	188

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Accounting profit before income tax	187,641	165,673	96,279
Statutory income tax rate of 27.9%	52,202	46,223	26,862
Prior years taxes	215	(6,544)	918
DTA recognized on tax losses carry-forward	750	(1,947)	(41)
Taxes effect on unremitted earnings	1,488	400	1,248
Step up	—	—	(7,926)
Change notional rate	—	—	361
Tax grants/not taxable items	(8,477)	(1,157)	(2,146)
Tax exemption on gain from the sale of an associate	—	(3,378)	—
Different foreign tax rate effect	(1,553)	(2,193)	(1,594)
At the effective income tax rate of 23.78% (18.96% in 2021, 18.40% in 2020)	44,625	31,404	17,682
Income tax expense reported in the statement of profit or loss	44,625	31,404	17,682

Effective group's tax rate for the year ended December 31, 2022, increased to 23.78% compared to 18.96% for the year ended December 31, 2021 mainly due to the fact that the previous year was positively affected by a relevant non-recurring item (the tax credit deriving from the "Patent Box regime" as described below).

For the year ended December 31 2022, the Group benefited from tax grants or similar totaling EUR 8,477 thousand, which are broken down as follows:

- EUR 1,641 thousand related to the not taxable energy bonus granted by the Italian Government;

- EUR 2,216 thousand related to the so-called ACE effect (e.g. tax benefit on retained earnings and capital increase);

- EUR 3,700 thousand related to the so called Industry 4.0. incentives (e.g. on investments in high technology capex), whose main beneficiary is the Italian subsidiary Nuova Ompi S.r.l.;

- EUR 920 thousand related to various tax grants/benefits.

Effective group’s tax rate slightly increased in 2021 compared to 2020, mainly due to several non-recurring items that affected the income tax expense:

- a release of deferred tax assets for EUR 2,421 thousand related to equity movements due to the early termination of legacy incentive plans aimed at a limited number of executives;

- in March 2021, the group reached an agreement with Italian Tax Agency regarding the so called "Patent Box regime", resulting in a retroactive EUR 7,559 thousand tax saving for the financial years 2016-2020. The Patent Box regime is a tax exemption related to, inter alia, the use of intellectual property assets. Business income derived from the use of each qualified intangible asset is partially exempted from taxation for both IRES and IRAP purposes. The Patent Box tax benefit relating to the years 2016-2020 is recorded within taxes relating to prior years.

- a gain on the sale of the minority interest in Swissfillon AG for EUR 12,258 thousand which is exempt from CIT;

- a tax accrual amounting to EUR 900 thousand related to an ongoing tax audit on fiscal year 2016.

Unrecognized tax losses as at December 31, 2022 and as at December 31, 2021 amounts to EUR 7,978 thousand and to EUR 3,800 thousand respectively. Deferred tax assets have not been recognized in respect of such tax losses carry-forwards because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
2022	—	16
2023	336	320
2024	369	351
2025	331	315
2026	334	318
2027	3,860	274
2028	404	—
2029	129	—
Unlimited	2,215	2,206
Total unrecognized tax losses	7,978	3,800

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2022 and 2021 is as follows:

	Consolidated statement of financial position
	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Other intangible assets	(4,179)	(3,167)
Tangible assets	19,746	12,178
Work in progress	(12,329)	(5,156)
Revaluations of investment properties to fair value	6,807	8,009
Expected credit losses of debt financial assets	1,217	1,429
Derivatives	(1,640)	403
Leases	331	251
Long term incentives	51	816
Cash settled awards	—	325
Provisions	6,631	2,351
Accruals and other provisions	164	62
Tax losses carry forward	26,941	14,888
Dividends	(2,260)	(1,300)
Start up costs IPO SG spa	4,026	5,369
Share-based compensation plans	325	—
Other effects	2,427	314
Deferred tax assets, net	48,258	36,772
Reflected in the statement of financial position as follows:
Deferred tax assets	69,210	55,877
Deferred tax liabilities	(20,952)	(19,105)
Deferred tax assets, net	48,258	36,772

Deferred taxes are calculated based on the global allocation criteria, taking into account the cumulative amount of all the temporary differences, based on the average expected rates in force when these temporary differences reverse.

Deferred tax assets are recorded if there is the reasonable certainty that the temporary differences will reverse in future years against assessable income not lower than the differences that will be reversed. In assessing the realizability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilized.

The reconciliation of net deferred tax assets is as follows:

	2022	2021
	(EUR thousand)
As of January 1	36,772	33,929
Tax expense during the period recognized in profit or loss	12,990	(2,855)
Tax income/(expense) during the period recognized in OCI	(2,279)	(627)
DTA on IPO transaction costs on capital increase	—	6,711
Other effect	775	(386)
As at December 31	48,258	36,772

The other effect movement includes foreign exchange differences and minor reclassification.